Note 17 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
December 31	Amount
2014	78,947,543
2015	176,072,600
255,020,143